Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Goldman Sachs Variable Insurance Trust
Entity Central Index Key	0001046292
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000025652
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - International Equity Insights Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$95	0.80%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market performed strongly overall in 2025, significantly outpacing U.S. stocks in positive territory for the first time since 2017 and by the widest gap since 1993. Such strong performance was supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, increased defense spending, favorable currency movements, rising commodity prices, resilient corporate earnings, strong global enthusiasm for technology/AI, political stability in Japan, higher U.S. equity valuations and the U.S. Federal Reserve’s commencement of a monetary easing cycle—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East, Russia/Ukraine and other “hot spots” around the world.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	MSCI EAFE Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000
12/16	$9,727	$10,100
12/17	$12,314	$12,628
12/18	$10,310	$10,887
12/19	$12,212	$13,283
12/20	$13,043	$14,321
12/21	$14,631	$15,934
12/22	$12,648	$13,632
12/23	$15,015	$16,118
12/24	$15,935	$16,734
12/25	$22,067	$21,958

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	38.48%	11.08%	8.23%
MSCI EAFE Index (Net, USD, Unhedged)	31.22%	8.92%	8.18%

AssetsNet	$ 127,837,210
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 894,733
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$127,837,210
# of Portfolio Holdings as of Period End	317
Portfolio Turnover Rate for the Period	156%
Total Net Advisory Fees Paid for the Period	$894,733

Holdings [Text Block]

Sector Allocation (%)

Financials	23.8%
Industrials	19.8%
Health Care	12.8%
Information Technology	9.9%
Consumer Discretionary	8.9%
Materials	7.1%
Consumer Staples	6.0%
Communication Services	3.6%
Energy	3.5%
Other	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025653
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - International Equity Insights Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$125	1.05%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market performed strongly overall in 2025, significantly outpacing U.S. stocks in positive territory for the first time since 2017 and by the widest gap since 1993. Such strong performance was supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, increased defense spending, favorable currency movements, rising commodity prices, resilient corporate earnings, strong global enthusiasm for technology/AI, political stability in Japan, higher U.S. equity valuations and the U.S. Federal Reserve’s commencement of a monetary easing cycle—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East, Russia/Ukraine and other “hot spots” around the world.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	MSCI EAFE Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000
12/16	$9,713	$10,100
12/17	$12,259	$12,628
12/18	$10,230	$10,887
12/19	$12,095	$13,283
12/20	$12,886	$14,321
12/21	$14,408	$15,934
12/22	$12,431	$13,632
12/23	$14,722	$16,118
12/24	$15,577	$16,734
12/25	$21,520	$21,958

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	38.15%	10.80%	7.96%
MSCI EAFE Index (Net, USD, Unhedged)	31.22%	8.92%	8.18%

AssetsNet	$ 127,837,210
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 894,733
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$127,837,210
# of Portfolio Holdings as of Period End	317
Portfolio Turnover Rate for the Period	156%
Total Net Advisory Fees Paid for the Period	$894,733

Holdings [Text Block]

Sector Allocation (%)

Financials	23.8%
Industrials	19.8%
Health Care	12.8%
Information Technology	9.9%
Consumer Discretionary	8.9%
Materials	7.1%
Consumer Staples	6.0%
Communication Services	3.6%
Energy	3.5%
Other	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025646
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Large Cap Value Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, mixed economic and labor market data, concern over elevated valuations and a record government shutdown but generated strong positive returns for the Period overall. The market’s advance was supported by easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data and the Federal Reserve’s commencement of a monetary easing cycle. Optimism about AI growth momentum was scrutinized but rather persistent, and consumer spending remained resilient, underscoring the potential longevity of both themes.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 1000® Value Index	Russell 1000® Index
1/1/16	$10,000	$10,000	$10,000
12/16	$11,158	$11,734	$11,205
12/17	$12,257	$13,337	$13,635
12/18	$11,220	$12,234	$12,984
12/19	$14,129	$15,481	$17,064
12/20	$14,692	$15,914	$20,641
12/21	$18,237	$19,918	$26,101
12/22	$17,075	$18,416	$21,108
12/23	$19,297	$20,527	$26,707
12/24	$22,597	$23,477	$33,253
12/25	$25,055	$27,212	$39,029

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	10.88%	11.26%	9.61%
Russell 1000® Value Index	15.91%	11.32%	10.52%
Russell 1000® Index	17.37%	13.58%	14.58%

AssetsNet	$ 265,597,465
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 1,798,521
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$265,597,465
# of Portfolio Holdings as of Period End	66
Portfolio Turnover Rate for the Period	81%
Total Net Advisory Fees Paid for the Period	$1,798,521

Holdings [Text Block]

Sector Allocation (%)

Financials	22.4%
Industrials	15.8%
Health Care	11.9%
Information Technology	10.2%
Communication Services	8.9%
Consumer Discretionary	7.7%
Consumer Staples	6.6%
Energy	4.7%
Materials	4.3%
Other	7.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025647
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Large Cap Value Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$98	0.93%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, mixed economic and labor market data, concern over elevated valuations and a record government shutdown but generated strong positive returns for the Period overall. The market’s advance was supported by easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data and the Federal Reserve’s commencement of a monetary easing cycle. Optimism about AI growth momentum was scrutinized but rather persistent, and consumer spending remained resilient, underscoring the potential longevity of both themes.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 1000® Value Index	Russell 1000® Index
1/1/16	$10,000	$10,000	$10,000
12/16	$11,128	$11,734	$11,205
12/17	$12,192	$13,337	$13,635
12/18	$11,129	$12,234	$12,984
12/19	$13,979	$15,481	$17,064
12/20	$14,502	$15,914	$20,641
12/21	$17,972	$19,918	$26,101
12/22	$16,791	$18,416	$21,108
12/23	$18,925	$20,527	$26,707
12/24	$22,103	$23,477	$33,253
12/25	$24,446	$27,212	$39,029

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	10.60%	11.00%	9.34%
Russell 1000® Value Index	15.91%	11.32%	10.52%
Russell 1000® Index	17.37%	13.58%	14.58%

AssetsNet	$ 265,597,465
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 1,798,521
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$265,597,465
# of Portfolio Holdings as of Period End	66
Portfolio Turnover Rate for the Period	81%
Total Net Advisory Fees Paid for the Period	$1,798,521

Holdings [Text Block]

Sector Allocation (%)

Financials	22.4%
Industrials	15.8%
Health Care	11.9%
Information Technology	10.2%
Communication Services	8.9%
Consumer Discretionary	7.7%
Consumer Staples	6.6%
Energy	4.7%
Materials	4.3%
Other	7.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025655
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, mixed economic and labor market data, concern over elevated valuations and a record government shutdown but generated strong positive returns for the Period overall. The market’s advance was supported by easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data and the Federal Reserve’s commencement of a monetary easing cycle. Optimism about AI growth momentum was scrutinized but rather persistent, and consumer spending remained resilient, underscoring the potential longevity of both themes.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell Midcap® Growth Index	Russell 3000® Index
1/1/16	$10,000	$10,000	$10,000
12/16	$10,171	$10,733	$11,274
12/17	$12,931	$13,445	$13,656
12/18	$12,392	$12,807	$12,941
12/19	$16,649	$17,349	$16,955
12/20	$24,054	$23,524	$20,497
12/21	$26,857	$26,518	$25,756
12/22	$19,820	$19,433	$20,808
12/23	$23,523	$24,460	$26,210
12/24	$28,340	$29,865	$32,451
12/25	$30,443	$32,452	$38,016

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	7.42%	4.82%	11.77%
Russell Midcap® Growth Index	8.66%	6.64%	12.48%
Russell 3000® Index	17.15%	13.14%	14.27%

AssetsNet	$ 63,373,198
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 507,836
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$63,373,198
# of Portfolio Holdings as of Period End	67
Portfolio Turnover Rate for the Period	83%
Total Net Advisory Fees Paid for the Period	$507,836

Holdings [Text Block]

Sector Allocation (%)

Industrials	22.4%
Health Care	18.8%
Consumer Discretionary	16.8%
Information Technology	15.7%
Financials	7.3%
Communication Services	6.5%
Money Market Instruments	3.0%
Materials	3.0%
Utilities	2.7%
Other	3.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000128923
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$102	0.98%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, mixed economic and labor market data, concern over elevated valuations and a record government shutdown but generated strong positive returns for the Period overall. The market’s advance was supported by easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data and the Federal Reserve’s commencement of a monetary easing cycle. Optimism about AI growth momentum was scrutinized but rather persistent, and consumer spending remained resilient, underscoring the potential longevity of both themes.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell Midcap® Growth Index	Russell 3000® Index
1/1/16	$10,000	$10,000	$10,000
12/16	$10,142	$10,733	$11,274
12/17	$12,872	$13,445	$13,656
12/18	$12,314	$12,807	$12,941
12/19	$16,508	$17,349	$16,955
12/20	$23,822	$23,524	$20,497
12/21	$26,557	$26,518	$25,756
12/22	$19,572	$19,433	$20,808
12/23	$23,184	$24,460	$26,210
12/24	$27,887	$29,865	$32,451
12/25	$29,940	$32,452	$38,016

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	7.36%	4.67%	11.58%
Russell Midcap® Growth Index	8.66%	6.64%	12.48%
Russell 3000® Index	17.15%	13.14%	14.27%

AssetsNet	$ 63,373,198
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 507,836
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$63,373,198
# of Portfolio Holdings as of Period End	67
Portfolio Turnover Rate for the Period	83%
Total Net Advisory Fees Paid for the Period	$507,836

Holdings [Text Block]

Sector Allocation (%)

Industrials	22.4%
Health Care	18.8%
Consumer Discretionary	16.8%
Information Technology	15.7%
Financials	7.3%
Communication Services	6.5%
Money Market Instruments	3.0%
Materials	3.0%
Utilities	2.7%
Other	3.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025649
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, mixed economic and labor market data, concern over elevated valuations and a record government shutdown but generated strong positive returns for the Period overall. The market’s advance was supported by easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data and the Federal Reserve’s commencement of a monetary easing cycle. Optimism about AI growth momentum was scrutinized but rather persistent, and consumer spending remained resilient, underscoring the potential longevity of both themes.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell Midcap® Value Index	Russell 3000® Index
1/1/16	$10,000	$10,000	$10,000
12/16	$11,353	$12,000	$11,274
12/17	$12,610	$13,601	$13,656
12/18	$11,291	$11,929	$12,941
12/19	$14,851	$15,157	$16,955
12/20	$16,098	$15,909	$20,497
12/21	$21,081	$20,418	$25,756
12/22	$18,975	$17,962	$20,808
12/23	$21,142	$20,244	$26,210
12/24	$23,763	$22,890	$32,451
12/25	$25,995	$25,420	$38,016

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	9.39%	10.05%	10.02%
Russell Midcap® Value Index	11.05%	9.82%	9.77%
Russell 3000® Index	17.15%	13.14%	14.27%

AssetsNet	$ 446,242,120
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 3,314,209
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$446,242,120
# of Portfolio Holdings as of Period End	96
Portfolio Turnover Rate for the Period	96%
Total Net Advisory Fees Paid for the Period	$3,314,209

Holdings [Text Block]

Sector Allocation (%)

Financials	17.5%
Industrials	17.4%
Consumer Discretionary	8.9%
Information Technology	8.8%
Energy	8.3%
Real Estate	8.1%
Health Care	7.8%
Utilities	7.8%
Materials	7.2%
Other	8.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025650
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$112	1.07%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, mixed economic and labor market data, concern over elevated valuations and a record government shutdown but generated strong positive returns for the Period overall. The market’s advance was supported by easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data and the Federal Reserve’s commencement of a monetary easing cycle. Optimism about AI growth momentum was scrutinized but rather persistent, and consumer spending remained resilient, underscoring the potential longevity of both themes.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell Midcap® Value Index	Russell 3000® Index
1/1/16	$10,000	$10,000	$10,000
12/16	$11,328	$12,000	$11,274
12/17	$12,557	$13,601	$13,656
12/18	$11,213	$11,929	$12,941
12/19	$14,709	$15,157	$16,955
12/20	$15,913	$15,909	$20,497
12/21	$20,778	$20,418	$25,756
12/22	$18,652	$17,962	$20,808
12/23	$20,725	$20,244	$26,210
12/24	$23,245	$22,890	$32,451
12/25	$25,367	$25,420	$38,016

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	9.13%	9.77%	9.75%
Russell Midcap® Value Index	11.05%	9.82%	9.77%
Russell 3000® Index	17.15%	13.14%	14.27%

AssetsNet	$ 446,242,120
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 3,314,209
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$446,242,120
# of Portfolio Holdings as of Period End	96
Portfolio Turnover Rate for the Period	96%
Total Net Advisory Fees Paid for the Period	$3,314,209

Holdings [Text Block]

Sector Allocation (%)

Financials	17.5%
Industrials	17.4%
Consumer Discretionary	8.9%
Information Technology	8.8%
Energy	8.3%
Real Estate	8.1%
Health Care	7.8%
Utilities	7.8%
Materials	7.2%
Other	8.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025640
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$88	0.81%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, mixed economic and labor market data, concern over elevated valuations and a record government shutdown but generated strong positive returns for the Period overall. The market’s advance was supported by easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data and the Federal Reserve’s commencement of a monetary easing cycle. Optimism about AI growth momentum was scrutinized but rather persistent, and consumer spending remained resilient, underscoring the potential longevity of both themes. Small-cap equities posted double-digit gains but underperformed their large-cap counterparts for the year in part due to elevated tariffs disproportionately squeezing their margins.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 2000® Index	Russell 3000® Index
1/1/16	$10,000	$10,000	$10,000
12/16	$12,320	$12,131	$11,274
12/17	$13,745	$13,908	$13,656
12/18	$12,561	$12,377	$12,941
12/19	$15,681	$15,535	$16,955
12/20	$17,026	$18,636	$20,497
12/21	$21,076	$21,398	$25,756
12/22	$16,992	$17,024	$20,808
12/23	$20,268	$19,907	$26,210
12/24	$24,129	$22,204	$32,451
12/25	$28,023	$25,048	$38,016

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	16.14%	10.47%	10.84%
Russell 2000® Index	12.81%	6.09%	9.61%
Russell 3000® Index	17.15%	13.14%	14.27%

AssetsNet	$ 178,277,379
Holdings Count | Holding	529
Advisory Fees Paid, Amount	$ 1,104,961
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$178,277,379
# of Portfolio Holdings as of Period End	529
Portfolio Turnover Rate for the Period	153%
Total Net Advisory Fees Paid for the Period	$1,104,961

Holdings [Text Block]

Sector Allocation (%)

Health Care	20.0%
Financials	16.4%
Industrials	15.2%
Information Technology	13.9%
Consumer Discretionary	11.7%
Real Estate	6.1%
Materials	4.9%
Energy	4.5%
Communication Services	2.4%
Other	3.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025641
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$114	1.06%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, mixed economic and labor market data, concern over elevated valuations and a record government shutdown but generated strong positive returns for the Period overall. The market’s advance was supported by easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data and the Federal Reserve’s commencement of a monetary easing cycle. Optimism about AI growth momentum was scrutinized but rather persistent, and consumer spending remained resilient, underscoring the potential longevity of both themes. Small-cap equities posted double-digit gains but underperformed their large-cap counterparts for the year in part due to elevated tariffs disproportionately squeezing their margins.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 2000® Index	Russell 3000® Index
1/1/16	$10,000	$10,000	$10,000
12/16	$12,299	$12,131	$11,274
12/17	$13,679	$13,908	$13,656
12/18	$12,472	$12,377	$12,941
12/19	$15,532	$15,535	$16,955
12/20	$16,830	$18,636	$20,497
12/21	$20,786	$21,398	$25,756
12/22	$16,703	$17,024	$20,808
12/23	$19,869	$19,907	$26,210
12/24	$23,608	$22,204	$32,451
12/25	$27,343	$25,048	$38,016

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	15.82%	10.19%	10.57%
Russell 2000® Index	12.81%	6.09%	9.61%
Russell 3000® Index	17.15%	13.14%	14.27%

AssetsNet	$ 178,277,379
Holdings Count | Holding	529
Advisory Fees Paid, Amount	$ 1,104,961
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$178,277,379
# of Portfolio Holdings as of Period End	529
Portfolio Turnover Rate for the Period	153%
Total Net Advisory Fees Paid for the Period	$1,104,961

Holdings [Text Block]

Sector Allocation (%)

Health Care	20.0%
Financials	16.4%
Industrials	15.2%
Information Technology	13.9%
Consumer Discretionary	11.7%
Real Estate	6.1%
Materials	4.9%
Energy	4.5%
Communication Services	2.4%
Other	3.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025643
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Strategic Growth Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, mixed economic and labor market data, concern over elevated valuations and a record government shutdown but generated strong positive returns for the Period overall. The market’s advance was supported by easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data and the Federal Reserve’s commencement of a monetary easing cycle. Optimism about AI growth momentum was scrutinized but rather persistent, and consumer spending remained resilient, underscoring the potential longevity of both themes.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 1000® Growth Index	Russell 1000® Index
1/1/16	$10,000	$10,000	$10,000
12/16	$10,198	$10,708	$11,205
12/17	$13,325	$13,943	$13,635
12/18	$13,186	$13,732	$12,984
12/19	$17,871	$18,730	$17,064
12/20	$25,111	$25,939	$20,641
12/21	$30,618	$33,098	$26,101
12/22	$20,661	$23,453	$21,108
12/23	$29,326	$33,463	$26,707
12/24	$38,819	$44,626	$33,253
12/25	$45,775	$52,908	$39,029

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	17.92%	12.75%	16.41%
Russell 1000® Growth Index	18.56%	15.31%	18.11%
Russell 1000® Index	17.37%	13.58%	14.58%

AssetsNet	$ 460,821,131
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 2,892,413
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$460,821,131
# of Portfolio Holdings as of Period End	56
Portfolio Turnover Rate for the Period	54%
Total Net Advisory Fees Paid for the Period	$2,892,413

Holdings [Text Block]

Sector Allocation (%)

Information Technology	50.0%
Communication Services	12.2%
Consumer Discretionary	11.9%
Health Care	9.2%
Industrials	6.5%
Financials	5.7%
Materials	1.5%
Consumer Staples	1.5%
Energy	1.2%
Other	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025644
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Strategic Growth Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, mixed economic and labor market data, concern over elevated valuations and a record government shutdown but generated strong positive returns for the Period overall. The market’s advance was supported by easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data and the Federal Reserve’s commencement of a monetary easing cycle. Optimism about AI growth momentum was scrutinized but rather persistent, and consumer spending remained resilient, underscoring the potential longevity of both themes.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 1000® Growth Index	Russell 1000® Index
1/1/16	$10,000	$10,000	$10,000
12/16	$10,169	$10,708	$11,205
12/17	$13,256	$13,943	$13,635
12/18	$13,081	$13,732	$12,984
12/19	$17,702	$18,730	$17,064
12/20	$24,802	$25,939	$20,641
12/21	$30,149	$33,098	$26,101
12/22	$20,296	$23,453	$21,108
12/23	$28,750	$33,463	$26,707
12/24	$37,976	$44,626	$33,253
12/25	$44,652	$52,908	$39,029

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	17.58%	12.47%	16.13%
Russell 1000® Growth Index	18.56%	15.31%	18.11%
Russell 1000® Index	17.37%	13.58%	14.58%

AssetsNet	$ 460,821,131
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 2,892,413
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$460,821,131
# of Portfolio Holdings as of Period End	56
Portfolio Turnover Rate for the Period	54%
Total Net Advisory Fees Paid for the Period	$2,892,413

Holdings [Text Block]

Sector Allocation (%)

Information Technology	50.0%
Communication Services	12.2%
Consumer Discretionary	11.9%
Health Care	9.2%
Industrials	6.5%
Financials	5.7%
Materials	1.5%
Consumer Staples	1.5%
Energy	1.2%
Other	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025633
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, mixed economic and labor market data, concern over elevated valuations and a record government shutdown but generated strong positive returns for the Period overall. The market’s advance was supported by easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data and the Federal Reserve’s commencement of a monetary easing cycle. Optimism about AI growth momentum was scrutinized but rather persistent, and consumer spending remained resilient, underscoring the potential longevity of both themes.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	S&P 500® Index
1/1/16	$10,000	$10,000
12/16	$11,073	$11,196
12/17	$13,738	$13,640
12/18	$12,888	$13,043
12/19	$16,137	$17,150
12/20	$18,969	$20,305
12/21	$24,548	$26,135
12/22	$19,702	$21,402
12/23	$24,393	$27,029
12/24	$31,301	$33,791
12/25	$36,231	$39,833

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	15.75%	13.81%	13.73%
S&P 500® Index	17.88%	14.42%	14.81%

AssetsNet	$ 379,460,692
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 1,996,825
InvestmentCompanyPortfolioTurnover	198.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$379,460,692
# of Portfolio Holdings as of Period End	115
Portfolio Turnover Rate for the Period	198%
Total Net Advisory Fees Paid for the Period	$1,996,825

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.1%
Financials	13.8%
Consumer Discretionary	13.3%
Communication Services	10.5%
Health Care	10.2%
Industrials	7.3%
Consumer Staples	4.9%
Materials	2.2%
Energy	2.1%
Other	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025634
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$83	0.77%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, mixed economic and labor market data, concern over elevated valuations and a record government shutdown but generated strong positive returns for the Period overall. The market’s advance was supported by easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data and the Federal Reserve’s commencement of a monetary easing cycle. Optimism about AI growth momentum was scrutinized but rather persistent, and consumer spending remained resilient, underscoring the potential longevity of both themes.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	S&P 500® Index
1/1/16	$10,000	$10,000
12/16	$11,047	$11,196
12/17	$13,676	$13,640
12/18	$12,806	$13,043
12/19	$15,999	$17,150
12/20	$18,770	$20,305
12/21	$24,234	$26,135
12/22	$19,411	$21,402
12/23	$23,991	$27,029
12/24	$30,708	$33,791
12/25	$35,465	$39,833

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	15.49%	13.56%	13.48%
S&P 500® Index	17.88%	14.42%	14.81%

AssetsNet	$ 379,460,692
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 1,996,825
InvestmentCompanyPortfolioTurnover	198.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$379,460,692
# of Portfolio Holdings as of Period End	115
Portfolio Turnover Rate for the Period	198%
Total Net Advisory Fees Paid for the Period	$1,996,825

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.1%
Financials	13.8%
Consumer Discretionary	13.3%
Communication Services	10.5%
Health Care	10.2%
Industrials	7.3%
Consumer Staples	4.9%
Materials	2.2%
Energy	2.1%
Other	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133600
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Trend Driven Allocation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Risk assets produced strongly positive returns during the Period amid bouts of volatility driven by diverse economic conditions, central bank policies, and political and geopolitical developments. Progress in trade negotiations, better than consensus expected inflation data, resilient consumer spending and a resumption of U.S. Federal Reserve (Fed) easing generally influenced performance. Alongside 75 basis points of Fed interest rate cuts during the final months of the Period, risk assets were also powered by a wave of deregulation, meaningful advances in innovation and solid corporate earnings results. Optimism about AI growth momentum was scrutinized but remained persistent, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	60% MSCI World / 40% Bloomberg U.S. Treasury Index	Bloomberg U.S. Treasury Index (Total Return, USD, Unhedged)	MSCI World Index (Net, USD, Hedged)	MSCI World Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000	$10,000	$10,000
12/16	$10,451	$10,617	$10,104	$10,939	$10,751
12/17	$11,847	$11,906	$10,337	$13,032	$13,159
12/18	$11,364	$11,498	$10,426	$12,173	$12,013
12/19	$12,761	$13,756	$11,141	$15,633	$15,337
12/20	$13,317	$15,501	$12,032	$17,864	$17,776
12/21	$15,509	$17,532	$11,753	$22,219	$21,654
12/22	$12,562	$15,090	$10,288	$18,802	$17,726
12/23	$14,553	$17,489	$10,705	$23,371	$21,943
12/24	$16,307	$19,756	$10,767	$28,482	$26,040
12/25	$17,959	$22,507	$11,447	$33,901	$31,532

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	10.13%	6.16%	6.02%
60% MSCI World / 40% Bloomberg U.S. Treasury Index	13.93%	7.74%	8.44%
Bloomberg U.S. Treasury Index (Total Return, USD, Unhedged)	6.32%	-0.99%	1.36%
MSCI World Index (Net, USD, Hedged)	19.03%	13.66%	12.97%
MSCI World Index (Net, USD, Unhedged)	21.09%	12.14%	12.16%

AssetsNet	$ 155,443,823
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,494,333
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$155,443,823
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	52%
Total Net Advisory Fees Paid for the Period	$1,494,333

Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed markets ex US Equity	12.9	12.9	-	12.9
Long-Term Fixed Income	31.0	31.0	-	31.0
Cash and Short-Term Investments	240.3	157.6	82.8	74.8
US Equity	56.6	56.6	-	56.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, investments in underlying funds and investments in exchange-traded funds were added as principal risks of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110307
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Trend Driven Allocation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$98	0.93%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Risk assets produced strongly positive returns during the Period amid bouts of volatility driven by diverse economic conditions, central bank policies, and political and geopolitical developments. Progress in trade negotiations, better than consensus expected inflation data, resilient consumer spending and a resumption of U.S. Federal Reserve (Fed) easing generally influenced performance. Alongside 75 basis points of Fed interest rate cuts during the final months of the Period, risk assets were also powered by a wave of deregulation, meaningful advances in innovation and solid corporate earnings results. Optimism about AI growth momentum was scrutinized but remained persistent, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	60% MSCI World / 40% Bloomberg U.S. Treasury Index	Bloomberg U.S. Treasury Index (Total Return, USD, Unhedged)	MSCI World Index (Net, USD, Hedged)	MSCI World Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000	$10,000	$10,000
12/16	$10,434	$10,617	$10,104	$10,939	$10,751
12/17	$11,802	$11,906	$10,337	$13,032	$13,159
12/18	$11,290	$11,498	$10,426	$12,173	$12,013
12/19	$12,638	$13,756	$11,141	$15,633	$15,337
12/20	$13,157	$15,501	$12,032	$17,864	$17,776
12/21	$15,285	$17,532	$11,753	$22,219	$21,654
12/22	$12,356	$15,090	$10,288	$18,802	$17,726
12/23	$14,280	$17,489	$10,705	$23,371	$21,943
12/24	$15,959	$19,756	$10,767	$28,482	$26,040
12/25	$17,538	$22,507	$11,447	$33,901	$31,532

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	9.89%	5.91%	5.77%
60% MSCI World / 40% Bloomberg U.S. Treasury Index	13.93%	7.74%	8.44%
Bloomberg U.S. Treasury Index (Total Return, USD, Unhedged)	6.32%	-0.99%	1.36%
MSCI World Index (Net, USD, Hedged)	19.03%	13.66%	12.97%
MSCI World Index (Net, USD, Unhedged)	21.09%	12.14%	12.16%

AssetsNet	$ 155,443,823
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,494,333
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$155,443,823
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	52%
Total Net Advisory Fees Paid for the Period	$1,494,333

Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed markets ex US Equity	12.9	12.9	-	12.9
Long-Term Fixed Income	31.0	31.0	-	31.0
Cash and Short-Term Investments	240.3	157.6	82.8	74.8
US Equity	56.6	56.6	-	56.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, investments in underlying funds and investments in exchange-traded funds were added as principal risks of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000128922
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the global fixed income market was broadly influenced by shifting investor expectations about central bank monetary policy around the world. In the U.S., after inflation increased slightly at the start of the Period, the U.S. Federal Reserve (Fed) paused its easing cycle and adopted a cautious stance, with policymakers closely monitoring potential tariff-induced inflationary pressures and the health of the U.S. labor market. The Fed’s pause suggested interest rates could remain higher for longer than some market participants had expected. During the second half of the Period, the labor market showed signs of weakening, prompting the Fed to resume its easing cycle in September 2025. By year end, policymakers had implemented three consecutive interest rate cuts of 25 basis points each.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Bloomberg U.S. Aggregate Bond Index
1/1/16	$10,000	$10,000
12/16	$10,299	$10,265
12/17	$10,649	$10,628
12/18	$10,587	$10,629
12/19	$11,570	$11,556
12/20	$12,689	$12,424
12/21	$12,427	$12,233
12/22	$10,684	$10,641
12/23	$11,333	$11,230
12/24	$11,474	$11,370
12/25	$12,330	$12,200

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	7.46%	-0.57%	2.11%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

AssetsNet	$ 211,607,659
Holdings Count | Holding	669
Advisory Fees Paid, Amount	$ 727,156
InvestmentCompanyPortfolioTurnover	574.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$211,607,659
# of Portfolio Holdings as of Period End	669
Portfolio Turnover Rate for the Period	574%
Total Net Advisory Fees Paid for the Period	$727,156

Holdings [Text Block]

Sector Allocation (%)

Mortgage-Backed Securities	32.2%
U.S. Treasury Obligations	31.9%
Corporate Bond	20.7%
Asset- Backed Securities	10.6%
Commercial Mortgage-Backed Securities	6.4%
Collateralized Mortgage Obligations	3.8%
Foreign Bond	3.7%
U.S. Government Agency Securities	1.1%
Other	7.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade. These changes did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025636
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the global fixed income market was broadly influenced by shifting investor expectations about central bank monetary policy around the world. In the U.S., after inflation increased slightly at the start of the Period, the U.S. Federal Reserve (Fed) paused its easing cycle and adopted a cautious stance, with policymakers closely monitoring potential tariff-induced inflationary pressures and the health of the U.S. labor market. The Fed’s pause suggested interest rates could remain higher for longer than some market participants had expected. During the second half of the Period, the labor market showed signs of weakening, prompting the Fed to resume its easing cycle in September 2025. By year end, policymakers had implemented three consecutive interest rate cuts of 25 basis points each.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Bloomberg U.S. Aggregate Bond Index
1/1/16	$10,000	$10,000
12/16	$10,270	$10,265
12/17	$10,592	$10,628
12/18	$10,505	$10,629
12/19	$11,450	$11,556
12/20	$12,526	$12,424
12/21	$12,247	$12,233
12/22	$10,498	$10,641
12/23	$11,110	$11,230
12/24	$11,209	$11,370
12/25	$12,029	$12,200

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	7.32%	-0.81%	1.86%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

AssetsNet	$ 211,607,659
Holdings Count | Holding	669
Advisory Fees Paid, Amount	$ 727,156
InvestmentCompanyPortfolioTurnover	574.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$211,607,659
# of Portfolio Holdings as of Period End	669
Portfolio Turnover Rate for the Period	574%
Total Net Advisory Fees Paid for the Period	$727,156

Holdings [Text Block]

Sector Allocation (%)

Mortgage-Backed Securities	32.2%
U.S. Treasury Obligations	31.9%
Corporate Bond	20.7%
Asset- Backed Securities	10.6%
Commercial Mortgage-Backed Securities	6.4%
Collateralized Mortgage Obligations	3.8%
Foreign Bond	3.7%
U.S. Government Agency Securities	1.1%
Other	7.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade. These changes did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133599
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Government Money Market Fund
Class Name	Institutional Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Government Money Market Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 3,749,480,012
Holdings Count | Holding	521
Advisory Fees Paid, Amount	$ 6,061,491
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$3,749,480,012 # of Portfolio Holdings as of Period End521 Total Net Advisory Fees Paid for the Period$6,061,491
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	56.0%
U.S. Treasury Obligations	29.9%
U.S. Government Agency Obligations	15.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025638
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Government Money Market Fund
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Government Money Market Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
AssetsNet	$ 3,749,480,012
Holdings Count | Holding	521
Advisory Fees Paid, Amount	$ 6,061,491
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$3,749,480,012 # of Portfolio Holdings as of Period End521 Total Net Advisory Fees Paid for the Period$6,061,491
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	56.0%
U.S. Treasury Obligations	29.9%
U.S. Government Agency Obligations	15.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs